BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 2,084	$ 3,308
Trade payables and accrued expenses	$ 1,323	$ 1,518